Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Property, Plant and Equipment

16.	Property, Plant and Equipment

(CAD$ in millions)	Exploration and Evaluation	Mineral Properties	Land, Buildings, Plant and Equipment	Capitalized Production Stripping Costs	Construction In Progress	Total
At December 31, 2017
Cost	$1,774	$19,160	$12,948	$4,561	$5,430	$43,873
Accumulated depreciation	—	(5,359)	(7,206)	(2,263)	—	(14,828)
Net book value	$1,774	$13,801	$5,742	$2,298	$5,430	$29,045
Year ended December 31, 2018
Opening net book value	$1,774	$13,801	$5,742	$2,298	$5,430	$29,045
Additions	144	86	710	761	1,135	2,836
Disposals	—	—	(12)	—	—	(12)
Asset impairments (Note 8)	(31)	(6)	(4)	—	—	(41)
Depreciation and amortization	—	(372)	(595)	(543)	—	(1,510)
Transfers between classifications	—	1,050	3,307	—	(4,357)	—
Decommissioning and restoration provision change in estimate	—	(250)	(29)	—	—	(279)
Capitalized borrowing costs (Note 10)	—	108	—	—	185	293
Other	—	(2)	56	—	—	54
Changes in foreign exchange rates	21	290	182	50	121	664
Closing net book value	$1,908	$14,705	$9,357	$2,566	$2,514	$31,050
At December 31, 2018
Cost	$1,908	$20,444	$17,452	$5,435	$2,514	$47,753
Accumulated depreciation	—	(5,739)	(8,095)	(2,869)	—	(16,703)
Net book value	$1,908	$14,705	$9,357	$2,566	$2,514	$31,050
Year ended December 31, 2019
Opening net book value	$1,908	$14,705	$9,357	$2,566	$2,514	$31,050
IFRS 16 adoption (Note 20 and Note 33)	—	—	280	—	—	280
Additions	119	—	201	757	3,076	4,153
Disposals	—	(2)	(53)	—	—	(55)
Asset impairments (Note 8)	(1,129)	(485)	(1,008)	(68)	—	(2,690)
Depreciation and amortization	—	(325)	(774)	(592)	—	(1,691)
Transfers between classifications	5	(112)	418	13	(324)	—
Decommissioning and restoration provision change in estimate	—	444	45	—	—	489
Capitalized borrowing costs (Note 10)	—	115	—	—	160	275
Changes in foreign exchange rates	(18)	(158)	(114)	(32)	(134)	(456)
Closing net book value	$885	$14,182	$8,352	$2,644	$5,292	$31,355
At December 31, 2019
Cost	$885	$20,155	$16,951	$6,073	$5,292	$49,356
Accumulated depreciation	—	(5,973)	(8,599)	(3,429)	—	(18,001)
Net book value	$885	$14,182	$8,352	$2,644	$5,292	$31,355

a)	Exploration and Evaluation

Significant exploration and evaluation projects in property, plant and equipment include Galore Creek and non-Fort Hills oil sands properties in Alberta.

b)	Borrowing Costs

Borrowing costs are capitalized at a rate based on our weighted average cost of borrowing or at the rate on the project-specific debt, as applicable. Capitalized borrowing costs are classified with the asset they relate to within mineral properties, land, buildings, plant and equipment, or construction in progress. Our weighted average borrowing rate used for capitalization of borrowing costs in 2019 was 5.9% (2018 – 5.9%).